SCHEDULE IV - REINSURANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Gross	$ 41,853,809,000	$ 42,654,371,000	$ 42,502,450,000
Life insurance in force ceded to unaffiliated reinsurers	8,329,864,000	8,581,710,000	8,914,558,000
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Assumed	416,082,000	436,841,000	455,594,000
Life insurance in force, Net amount	$ 33,940,027,000	$ 34,509,502,000	$ 34,043,486,000
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Percentage Assumed to Net	1.20%	1.30%	1.30%
Premiums and contract charges:
Premiums and contract charges, Goss amount	$ 174,812,000	$ 203,614,000	$ 199,289,000
Premiums and contract charges, Ceded to other companies	17,982,000	18,545,000	19,333,000
Premiums and contract charges, Assumed from other companies	588,000	697,000	685,000
Premiums and contract charges, Net amount	$ 157,418,000	$ 185,766,000	$ 180,641,000
Premiums and contract charges, Percentage of amount assumed to net	0.40%	0.40%	0.40%
Reinsurance or coinsurance income netted against premiums ceded	$ 0	$ 0	$ 0
Life insurance
Premiums and contract charges:
Premiums and contract charges, Goss amount	156,594,000	156,192,000	154,016,000
Premiums and contract charges, Ceded to other companies	17,131,000	17,595,000	18,322,000
Premiums and contract charges, Assumed from other companies	588,000	697,000	685,000
Premiums and contract charges, Net amount	$ 140,051,000	$ 139,294,000	$ 136,379,000
Premiums and contract charges, Percentage of amount assumed to net	0.40%	0.50%	0.50%
Accident and health insurance
Premiums and contract charges:
Premiums and contract charges, Goss amount	$ 18,218,000	$ 47,422,000	$ 45,273,000
Premiums and contract charges, Ceded to other companies	851,000	950,000	1,011,000
Premiums and contract charges, Assumed from other companies	0	0	0
Premiums and contract charges, Net amount	$ 17,367,000	$ 46,472,000	$ 44,262,000
Premiums and contract charges, Percentage of amount assumed to net	0.00%	0.00%	0.00%